Finance Leases as Lessee	6 Months Ended
Jun. 30, 2026
Finance Leases as Lessee [Abstract]
Finance leases as lessee

Note 16. Finance leases as lessee

In May 2025, the Company entered into a machinery equipment lease agreement. The total lease term is 2 years and has been classified as a finance lease because the Company is reasonably certain to exercise the purchase option and ownership of the underlying assets will transfer to the Company.

The weighted average discount rate of the Company’s finance leases was 3.00% per annum as of June 30, 2026.

Amounts recognized in the consolidated balance sheet:

	As of June 30, 2026	As of December 31, 2025
Finance lease assets	$49,301	$76,535

Lease liabilities, current	45,342	57,326
Lease liabilities, non-current	—	15,368
Total lease liabilities	$45,342	$72,694

A summary of lease cost is as follows:

	For the six months ended June 30,
	2026	2025
Amortization of finance lease assets	$30,754	$868
Interest of lease liabilities	929	541

The following table presents maturity of lease liabilities as of June 30, 2026:

Minimum lease payment
Six months ended December 31, 2026	$29,998
Fiscal year 2027	15,938
Less: imputed interest	(594)
Present value of finance lease liabilities	$45,342

The following summarizes other supplemental information about the Company’s lease as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026	As of December 31, 2025
Weighted average discount rate	3.00%	3.00%
Weighted average remaining lease term	0.82 years	1.32 years